Average Annual Total Returns - PROFUND VP LARGE-CAP VALUE	None OneYear	None FiveYears	None TenYears	None Inception Date	S&P 500® Value Index OneYear		S&P 500® Value Index FiveYears		S&P 500® Value Index TenYears
Total	(0.06%)	8.70%	8.99%	May 03, 2004	1.36%	[1]	10.52%	[1]	10.74%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.